Borrowings - Schedule of Net Debt Movement (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Borrowings - Schedule of Net Debt Movement (Details) [Line Items]
Net debt - Beginning		$ 2,516,000	$ 2,408,000
Net debt - ending		5,183,000	2,516,000	$ 2,408,000
Cash flows
New loans (proceeds)	[1]	4,008,000	2,567,000
Interest paid - presented in operating activities		(858,000)	(451,000)
Repayment of borrowings (principal) - presented in financing activities		(3,213,000)	(3,200,000)	(5,206,000)
Non-cash flows
Direct payments to suppliers	[1]	1,848	1,051,000
Interest accrual		858,000	466,000
Repayment of borrowings by supplier directly (principal)			(353,000)
Fees charged against borrowings		24,000	28,000
Borrowings [Member]
Borrowings - Schedule of Net Debt Movement (Details) [Line Items]
Net debt - Beginning		2,516,000	2,408,000
Net debt - ending		4,177,000	2,516,000	2,408,000
Cash flows
New loans (proceeds)	[1]	3,002,000	2,567,000
Interest paid - presented in operating activities		(692,000)	(451,000)
Repayment of borrowings (principal) - presented in financing activities		(3,213,000)	(3,200,000)
Non-cash flows
Direct payments to suppliers	[1]	1,848,000	1,051,000
Interest accrual		692,000	466,000
Repayment of borrowings by supplier directly (principal)			(353,000)
Fees charged against borrowings		24,000	28,000
Overdraft [Member]
Borrowings - Schedule of Net Debt Movement (Details) [Line Items]
Net debt - Beginning
Net debt - ending		1,006,000
Cash flows
New loans (proceeds)	[1]	1,006,000
Interest paid - presented in operating activities		(166,000)
Repayment of borrowings (principal) - presented in financing activities
Non-cash flows
Direct payments to suppliers	[1]
Interest accrual		$ 166,000
Repayment of borrowings by supplier directly (principal)
Fees charged against borrowings

[1]	During the year ended December 31, 2025, the How Mine received borrowings amounting to $3.98 million (2024: $1.5 million) of which $0.98 million (2024: $1.1 million) was paid directly to suppliers by the finance lender, furthermore Namib’s head office received $0.86 million which was paid directly to an insurance provider and as well $1 million overdraft reclassification explained above.